Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	$ (29.5)	$ (5.9)	$ (2.9)
– deferred taxation	23.7	(66.0)	15.0
– current taxation	(448.6)	(366.5)	(190.6)
Total mining and income taxation	(424.9)	(432.5)	(175.6)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(426.5)	(400.5)	(119.1)
EuroNav NV	45.9	45.6	17.9
Non-deductible share-based payments	(4.3)	(4.9)	(7.0)
Non-deductible exploration expense	(9.6)	(0.4)	(17.0)
Deferred tax assets not recognised on impairment of investments (2020: reversal of impairment and 2019: impairment)	(10.5)	21.2	(3.3)
Non-deductible interest paid	(22.2)	(31.2)	(29.9)
Share of results of equity accounted investees, net of taxation	(10.9)	(0.9)	1.1
Non-taxable fair value (loss)/gain on Maverix warrants	(1.4)	0.4	1.4
Non-taxable profit on disposal of Maverix (2018: dilution of Gold Fields' interest in Maverix)	0.0	0.0	5.0
Dividend withholding tax	(29.5)	(5.9)	(2.9)
Net non-deductible expenditure and non-taxable income	(26.7)	(0.7)	(10.5)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	15.7	1.3	(4.5)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	(8.6)	(7.5)	0.1
Various Peruvian non-deductible expenses	(7.9)	(5.8)	(6.6)
Deferred tax assets recognised at Salares Norte	96.7	12.8	0.0
Prior year adjustments	(6.4)	(0.2)	(1.0)
Other	0.1	(4.8)	4.0
Total mining and income taxation	$ (424.9)	$ (432.5)	$ (175.6)
South African statutory mining tax rate	34.00%	34.00%	34.00%
Loss on financial instruments	$ 100.4	$ 238.9	$ 238.0
Deferred taxation	260.6	240.0
Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	12.2
Cerro Corona
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets not recognised	(12.2)	(0.1)	(3.3)
Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets not recognised	(6.6)	(50.9)	0.0
Cerro Cerona and Damang
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Loss on financial instruments	45.8
Cerro Cerona and Damang | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	3.4	0.1	3.3
Deferred tax asset losses on financial instruments	15.6
Ghanaian operations | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	6.6	50.9
Deferred tax asset losses on financial instruments	41.0
Deferred taxation	14.0
Ghanaian operations | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax asset losses are ring fenced for tax purposes	120.6
Deferred taxation	7.4
Deferred tax assets provision for expected credit loss	41.1
Tarkwa | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred taxation	9.9
Tarkwa | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets provision for expected credit loss	$ 29.0
Salaries Norte
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Total project progress	62.50%
Construction progress	55.00%
Salaries Norte | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Deferred tax assets assessed losses recognised	$ 12.8
South African taxation
Disclosure of Components of Mining and Income Tax [Line Items]
– company and capital gains taxation	(3.8)	(4.5)	(2.9)
Dividend withholding tax	(24.3)	0.0	0.0
prior year adjustment - current taxation	0.8	(0.5)	0.2
– deferred taxation	(27.4)	(25.8)	(0.3)
– prior year adjustment - deferred taxation	(3.4)	0.0	0.0
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Dividend withholding tax	(24.3)	0.0	0.0
Foreign taxation
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	0.0	(5.2)	(2.7)
prior year adjustment - current taxation	(3.5)	(0.1)	(1.1)
– deferred taxation	54.6	(40.2)	15.3
– current taxation	(417.9)	(356.2)	(184.1)
Total mining and income taxation	(424.9)	(432.5)	(175.6)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Dividend withholding tax	0.0	(5.2)	(2.7)
Total mining and income taxation	$ (424.9)	$ (432.5)	$ (175.6)